TYPE                13F-HR
PERIOD              06/30/06
FILER
     CIK            0000829882
     CCC            w5gqra@k
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          973-467-7600

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: June 30,2006

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Marc C. Cohodes
Address:   374 Millburn Avenue
	     suite 205E
           Millburn, NJ 07041


Form 13F File Number: 28-02246
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc C. Cohodes
Title:      President
Phone:      973-467-7600

Signature, Place, and Date of Signing:

           Marc C. Cohodes                Millburn, NJ         August 10, 2006
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE

Form 13F Information Table Entry Total:         27

Form 13F Information Table Value Total:    $  880,065
                                            (thousands)

                                                     FORM 13F INFORMATION TABLE
                                                     VALUE       SHARES/   SH/  PUT/INVSTMT OTHER        VOTING AUTHORITY
      NAME  OF ISSUER       TITLE OF CLA    CUSIP    (X$1000)    PRN AMT   PRN  CALLDSCRETN MANAGERS SOLE     SHARED     NONE
------------------------------------------------------------------------------------------------------------- -------- --------
American Capital Strategies PUT         024937954           1,533    45,800 SH  PUT  OTHER           45,800
American Tower Corp         PUT         029912951          70,288 2,258,600 SH  PUT  OTHER        2,258,600
AMR Corp                    PUT         001765956           5,084   200,000 SH  PUT  OTHER          200,000
Annaly Mtg Mgmt Inc         COM         035710409          69,089 5,393,329 SH       OTHER        5,393,329
C COR Inc                   COM         125010108          36,270 4,698,249 SH       OTHER        4,698,249
Caremark RX Inc             PUT         141705953          43,836   879,000 SH  PUT  OTHER          879,000
Darwin Professional UnderwriCOM         237502109           1,479    83,747 SH       OTHER           83,747
Digital Riv Inc             PUT         25388b954          12,509   309,700 SH  PUT  OTHER          309,700
Gartner Inc                 COM         366651107          67,716 4,768,700 SH       OTHER        4,768,700
Interwoven Inc              COM NEW     46114t508          35,598 4,148,975 SH       OTHER        4,148,975
IShares TR                  RUSSELL 2000464287655          16,354   228,000 SH       OTHER          228,000
Krisy Kreme Doughnuts Inc   PUT         501014954           9,113 1,119,500 SH  PUT  OTHER        1,119,500
Navarre Corp                PUT         639208957          10,807 2,170,000 SH  PUT  OTHER        2,170,000
Novastar Finl Inc           PUT         669947950          33,769 1,068,300 SH  PUT  OTHER        1,068,300
Omnivision Technologies Inc PUT         682128953          48,872 2,314,000 SH  PUT  OTHER        2,314,000
Overstock Com Inc Del       PUT         690370951          18,979   892,700 SH  PUT  OTHER          892,700
Powerwave Technologies Inc  COM         739363109          76,711 8,411,286 SH       OTHER        8,411,286
Powerwave Technologies Inc  CALL        739363909           5,892   646,000 SH  CALL OTHER          646,000
PW Eagle Inc                PUT         69366y958             756    25,000 SH  PUT  OTHER           25,000
Safeway Inc                 COM NEW     786514208         138,226 5,316,400 SH       OTHER        5,316,400
Safeway Inc                 CALL        786514908           4,428   170,300 SH  CALL OTHER          170,300
Sealy Corp                  COM         812139301          52,566 3,961,300 SH       OTHER        3,961,300
Source Interlink Cos Inc    PUT         836151959           1,423   119,600 SH  PUT  OTHER          119,600
Take-Two Interactive SoftwarPUT         874054959          74,540 6,889,100 SH  PUT  OTHER        6,889,100
Taser Intl Inc              PUT         87651b954           8,936 1,129,700 SH  PUT  OTHER        1,129,700
Tempur Pedic Intl Inc       PUT         88023u951          22,705 1,680,600 SH  PUT  OTHER        1,680,600
Thor Inds Inc               PUT         885160951          12,587   259,800 SH  PUT  OTHER          259,800

 /TEXT
 /DOCUMENT
 /SUBMISSION